GENERAL	12 Months Ended
Dec. 31, 2022
Compensation Related Costs [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.
PainReform Ltd. ("the Company") was incorporated and started business operations in November 2007. The Company is a clinical stage specialty pharmaceutical company focused on the reformulation of established therapeutics. The Company’s proprietary extended-release drug-delivery system is designed to provide an extended period of post-surgical pain relief without the need for repeated dose administration while reducing the potential need for the use of opiates.

b.	Liquidity

Since its inception, the Company has devoted substantially all its efforts to research and development, clinical trials, and capital raising activities. The Company is still in its development and clinical stage and has not yet generated revenues.

The Company has incurred significant losses and negative cash flows from operations and incurred losses of $8,792, $7,246 and $4,053 for the years ended December 31, 2022, 2021 and 2020, respectively. During the years ended December 31, 2022, 2021 and 2020, the Company had negative operating cash outflows of $6,459, $6,553, and $2,557, respectively. As of December 31, 2022, the Company’s accumulated deficit was $32,519. The Company has funded its operations to date primarily through equity financing and has cash on hand (including short term deposits and restricted cash) of $10,191 as of December 31, 2022.

The Company expects to continue incurring losses, and negative cash flows from operations until its product, PRF-110, reaches commercial profitability. As a result of the initiation of the Company's Phase III clinical trial in March 2023, along with its current cash position, the Company does not have sufficient resources to fund operations until the end of its phase III study, nor to continue as a going concern for at least one year from the issuance date of these financial statements.

Management's plans include continued raising capital through sale of additional equity securities, debt or capital inflows from strategic partnerships. There are no assurances, however, that the Company's will successfully obtain the level of financing needed for its operations. If the Company is unsuccessful in raising capital, it may need to reduce activities, curtail, or abandon some or all of its operations, which could materially harm the Company’s business, financial condition and results of operations. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

These financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business and do not include any adjustments that might result from the outcome of this uncertainty.

On March 11, 2021, the Company closed a private placement of 1,304,346 ordinary shares, par value NIS 0.03 per share (the “Ordinary Shares”) and accompanying warrants to purchase an aggregate of up to 652,173 Ordinary Shares at a combined purchase price of $4.60 per share and accompanying warrant resulting in gross proceeds of $6,000. The warrants are exercisable immediately at an exercise price of $4.60 per share and expire five and a half years from the issuance date.

On July 22, 2021, the Company issued 419,673 Ordinary Shares upon exercise of warrants for consideration totalling $1,930 (Note 10).

c.
The Company effected a 1-for-3 reverse split of the Company’s Ordinary Shares and convertible preferred shares on July 6, 2020. All issued and outstanding Ordinary Shares and convertible preferred share and related per share amounts contained in these financial statements have been retroactively adjusted to reflect this reverse share split for all periods presented. On September 3, 2020, the Company closed its initial public offering ("IPO") of 2,500,000 units at a price of $8.00 per unit. Each unit consisted of one Ordinary Share and one warrant to purchase one Ordinary Share. The ordinary shares and warrants were immediately separable from the units and were issued separately. The warrants are exercisable immediately, expire five years from the date of issuance and have an exercise price of $8.80 per share. On October 5, 2020, the underwriters exercised their over-allotment option and were issued warrants to purchase 375,000 Ordinary Shares in return for proceeds of $3 per share. These warrants also expire five years from the date of issuance and have an exercise price of $8.80 per share. The Company received gross proceeds of approximately $20,000 (net proceeds of approximately $17.3 million after deducting underwriting discounts and commissions and other offering expenses).

d.
In December 2019, an outbreak of a novel coronavirus disease, or COVID-19, was first identified and began to spread across the globe and, in March 2020, the World Health Organization declared it a pandemic. This contagious disease has spread across the globe and is impacting economic activity and financial markets worldwide. While the spread of COVID-19 has not yet materially impacted the Company's operations nor affected management’s judgment and assumptions at the end of 2022, 2021 and 2020, the Company's previously anticipated timeline for its planned trials has been impacted by COVID-19, particularly in the manufacturing process. The extent to which COVID-19 continues to impact the Company's development efforts will depend on future developments, which are highly uncertain and cannot be predicted, including the actions to contain COVID-19 or treat its impact, among others.

e.
U.S. and global markets are experiencing volatility and disruption following the escalation of geopolitical tensions and the start of the military conflict between Russia and Ukraine. In February 2022, Russia launched a full-scale military invasion of Ukraine. Although the length and impact of the ongoing military conflict is highly unpredictable, the conflict in Ukraine could lead to market disruptions, including significant volatility in commodity prices, credit and capital markets. Additionally, Russia’s prior annexation of Crimea, recent recognition of two separatist republics in the Donetsk and Luhansk regions of Ukraine and subsequent military interventions in Ukraine have led to sanctions and other penalties being levied by the United States, European Union and other countries against Russia, Belarus, the Crimea Region of Ukraine, the so-called Donetsk People’s Republic, and the so-called Luhansk People’s Republic, including agreement to remove certain Russian financial institutions from the Society for Worldwide Interbank Financial Telecommunication (SWIFT) payment system. Additional potential sanctions and penalties have also been proposed and/or threatened. Russian military actions and the resulting sanctions could adversely affect the global economy and financial markets and lead to instability and lack of liquidity in capital markets, potentially making it more difficult for us to obtain additional funds. Any of the abovementioned factors could affect our business, prospects, financial condition, and operating results. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict.

f.
The continued listing standards of Nasdaq require, among other things, that the minimum bid price of a listed company’s stock be at or above $1.00. If the closing minimum bid price is below $1.00 for a period of more than 30 consecutive trading days, the listed company will fail to comply with Nasdaq’s listing rules and, if it does not regain compliance within the grace period, will be subject to delisting. As previously reported, on August 16, 2022, the Company received a notice from the Nasdaq Listing Qualifications Department notifying us that for 30 consecutive trading days, the bid price of our ordinary shares had closed below the minimum $1.00 per share requirement. In accordance with Nasdaq’s listing rules, the Company were afforded a grace period of 180 calendar days, or until February 6, 2023, to regain compliance with the bid price requirement. In order to regain compliance, the bid price of ordinary shares must close at a price of at least $1.00 per share for a minimum of 10 consecutive trading days. On February 7, 2023, Nasdaq notified us that the Company were eligible for a second 180 day compliance period. If at anytime before August 7, 2023, the bid price of our ordinary shares closes at or above $1 per share for a minimum of 10 consecutive trading days, the Company will regain compliance with the listing standards of Nasdaq. If the Company fail to regain compliance by August 7, 2023, our ordinary shares will be subject to delisting.

g.
The Company report our financial results in U.S. dollars. A portion of research and development and general and administrative expenses of our Israeli operations are incurred in New Israeli Shekel ("NIS"). As a result, the Company is exposed to exchange rate risks that may materially and adversely affect our financial results. If the NIS appreciates against the U.S. dollar, or if the value of the NIS decline against the U.S. dollar, at a time when the rate of inflation in the cost of Israeli goods and services exceed the rate of decline in the relative value of the NIS, then the U.S. dollar-denominated cost of our operations in Israel would increase and our results of operations could be materially and adversely affected. Inflation in Israel compounds the adverse impact of a devaluation of the NIS against the U.S. dollar by further increasing the amount of our Israeli expenses. Israeli inflation may also (in the future) outweigh the positive effect of any appreciation of the U.S. dollar relative to the NIS, if, and to the extent that, it outpaces such appreciation or precedes such appreciation. The Israeli rate of inflation did not have a material adverse effect on our financial condition during 2022 ,2021 and 2020. Given our general lack of currency hedging arrangements to protect us from fluctuations in the exchange rates of the NIS in relation to the U.S. dollar (and/or from inflation of such non-U.S. currencies), the Company may be exposed to material adverse effects from such movements. the Company cannot predict any future trends in the rate of inflation in Israel or the rate of devaluation (if any) of the U.S. dollar against the NIS.

h.
In April 2022, the Company's board of directors decided to increase the number of reserved Ordinary Shares under the 2019 PainReform Option Plan (the “2019 Plan”) by an additional amount of 1,000,000 Ordinary Shares. As a result of the decision, the Company's option pool increased by an additional 1,000,000 ordinary shares (Note 10).